Net Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Shares Held	28,384,149	29,701,893	29,633,200
Ordinary shares [Member]
Preferred Stock, Conversion Basis	fifty